OPERATING LEASES AND COMMITMENTS - Future minimum commitments (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Future minimum commitments	$ 31,466,664	$ 28,390,847
Non-cancelable operating lease or service agreements for office equipment and software
Operating Leased Assets [Line Items]
Future minimum commitments	$ 7,000	$ 18,000